Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Basic and Diluted

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025

Numerator:	(in thousands, except per share data)
Net loss attributable to common stockholders	$(4,772)	$(3,035)	$(11,473)	$(5,197)
Less: preferred dividends	(131)	-	(353)	-
Net loss attributable to common shareholders	(4,903)	(3,035)	(11,826)	(5,197)
Denominator:
Weighted-average common shares outstanding	1,233	150	1,043	149

Net loss per common share	$(4)	$(20.4)	$(11.4)	$(35)

	Years Ended December 31,
	2025	2024
	(in thousands, except per share data)
Numerator:
Net loss attributable to common stockholders	$(10,549)	$(11,017)
Less: preferred dividends	(533)	—
Net loss attributable to common shareholders	(11,082)	(11,017)
Denominator:
Weighted-average common shares outstanding	248	147

Net loss per common share	$(44.61)	$(75)

Schedule of Antidilutive Securities Earnings Per Share

The following potential common share equivalents were excluded from the calculation of diluted net income per share because their effect would have been anti-dilutive in the period presented (in thousands):

	June 30,	December 31,
	2026	2025
Convertible preferred stock	936	1,040
Common Stock Warrants	383	1,321
Preferred Stock Warrants	13	13
Stock options	768	367
Total potential common stock excluded from net loss per share	2,100	2,741

The following potential common share equivalents were excluded from the calculation of diluted net income per share in FY 2025 because their effect would have been anti-dilutive in the period presented (in thousands):

	Years Ended December 31,
	2025	2024
Convertible preferred stock	1,040	1,328
Common Stock Warrants	1,321	—
Preferred Stock Warrants	13	13
Stock options	367	252
Total potential common stock excluded from net loss per share	2,741	1,593